Schedule of Investments (unaudited) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 129.2%

Arizona — 6.1%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	$3,300	$3,527,601
Arizona IDA, Refunding RB, Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(a)	215	230,807
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	455	490,240
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	716,557
4.75%, 07/01/31	3,070	3,224,697
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,365,465
5.00%, 12/01/37	4,585	6,330,372
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	1,600	1,713,248

		17,598,987

Arkansas — 1.9%
City of Benton Arkansas, RB, 4.00%, 06/01/39	755	827,495
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,250	1,381,863
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	2,645	2,818,115
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	528,784

		5,556,257

California — 17.2%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	2,300	2,361,203
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Arts and Sciences, Series A, 4.00%, 11/01/45	3,330	3,605,458
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	725	763,621
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 05/01/34	1,500	1,830,870
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A (BAM), 4.00%, 03/01/42	2,460	2,739,997
Series A-1, 5.75%, 03/01/34	3,000	3,145,560

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
3.50%, 06/01/36	$1,110	$1,149,316
5.00%, 06/01/47	830	872,861
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 08/01/34(c)	2,475	3,000,938
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(d)	12,000	7,039,320
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(d)	2,270	1,915,562
0.00%, 08/01/33(d)	4,250	1,813,730
6.20%, 08/01/39(c)	4,000	5,039,440
San Diego Community College District, GO, CAB, Election of 2002, 6.00%, 08/01/33	4,200	5,586,168
State of California, GO, Refunding:
Various Purpose, 5.00%, 02/01/38	2,000	2,230,200
Various Purposes, 4.00%, 10/01/44	510	563,147
State of California, GO:
6.00%, 03/01/33	2,270	2,281,645
5.50%, 03/01/40	3,650	3,662,738

		49,601,774

Colorado — 0.4%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Rocky Mountain Classical Academy Project, 5.00%, 10/01/59(a)	970	1,070,026

Connecticut — 0.7%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	585	658,453
Sub-Series B-1, 4.00%, 05/15/45	400	441,108

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	$950	$1,004,587

		2,104,148

Delaware — 0.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	1,860,840

District of Columbia — 0.9%
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,505	2,675,390

Florida — 7.6%
Capital Trust Agency, Inc., RB, Renaissance Charter School, Inc., Series A, 5.00%, 06/15/49(a)	100	105,508
County of Escambia Health Facilities Authority, Refunding RB, Health Care Facilities Revenue Bond, 4.00%, 08/15/50(e)	720	799,970
County of Miami-Dade Florida, RB:
CAB, Subordinate Special Obligation, 0.00%, 10/01/32(d)	5,000	3,727,250
CAB, Subordinate Special Obligation, 0.00%, 10/01/33(d)	15,375	10,961,760
Series B, AMT, 6.00%, 10/01/32	3,000	3,486,990
County of Miami-Dade Florida, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	365	427,849
County of Osceola FL Transportation Revenue, Refunding RB, Series A-2(d):
0.00%, 10/01/41	445	219,875
0.00%, 10/01/42	595	281,959
0.00%, 10/01/43	540	245,732
0.00%, 10/01/44	550	240,400
0.00%, 10/01/45	465	197,569
Greater Orlando Aviation Authority, RB, Priority Subordinated, Sub-Series A, AMT, 5.00%, 10/01/52	1,130	1,358,249

		22,053,111

Georgia — 0.6%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	525	636,032
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	415	456,301

Security	Par (000)	Value

Georgia (continued)
5.00%, 01/01/56	$565	$670,825

		1,763,158

Hawaii — 1.3%
State of Hawaii Department of Budget & Finance, Refunding RB:
Hawaiian Electric Co., Inc. AMT, 4.00%, 03/01/37	2,770	3,013,760
Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	600	661,608

		3,675,368

Idaho — 1.2%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	3,000	3,381,810

Illinois — 8.0%
Chicago Board of Education, GO:
Dedicated Revenues, Series H, 5.00%, 12/01/36	375	439,256
Project, 5.25%, 12/01/35	1,235	1,386,485
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, 5.00%, 12/01/34	370	435,431
Dedicated Revenues, Series F, 5.00%, 12/01/22	505	550,006
5.00%, 12/01/25	550	643,637
Chicago Board of Education, GO, Series C, Series D:
5.00%, 12/01/46	455	530,580
5.00%, 12/01/46	1,180	1,275,427
Refunding Dedicated Revenues, 5.00%, 12/01/26	675	804,364
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	2,400	2,523,696
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,800	2,013,012
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,064,560
Illinois Finance Authority, Refunding RB, OSF Healthcare System, 6.00%, 05/15/39	155	156,973
Illinois Housing Development Authority, RB, S/F Housing, 4.13%, 10/01/38	1,040	1,164,145

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project(e):
4.00%, 06/15/50	$455	$500,910
5.00%, 06/15/50	590	706,684
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,700	1,813,985
State of Illinois, GO:
5.00%, 02/01/39	1,000	1,104,080
Series A, 5.00%, 04/01/38	200	217,234
Series C, 5.00%, 11/01/29	2,655	3,158,441
Series D, 5.00%, 11/01/28	1,585	1,897,625
Upper Illinois River Valley Development Authority, Refunding RB, Prairie Crossing Charter School, 5.00%, 01/01/55(a)	610	652,352

		23,038,883

Indiana — 0.2%
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	300	336,048
6.75%, 01/15/43	245	271,166

		607,214

Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(f)	2,050	2,270,703

Kansas — 2.6%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/39	840	946,260
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	4,915	5,426,209
5.00%, 09/01/39	1,085	1,193,620

		7,566,089

Kentucky — 5.8%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	2,000	2,394,760
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/23(b)	3,400	3,831,800
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23(d)	8,500	7,937,980

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
6.45%, 07/01/34	$1,000	$1,160,700
6.60%, 07/01/39	1,395	1,585,696

		16,910,936

Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	1,790	2,049,747
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,565	1,619,321
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/21(b)	600	641,412

		4,310,480

Maine — 0.4%
State of Maine Housing Authority, RB:
M/F Housing, Series E, 4.25%, 11/15/43	540	597,186
S/F Housing, Series C, 3.95%, 11/15/43	505	548,541

		1,145,727

Maryland — 0.5%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	260	274,425
5.25%, 07/01/44	260	270,473
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	875	966,673

		1,511,571

Massachusetts — 2.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 01/01/47	1,010	1,174,933
5.25%, 01/01/42	900	1,071,216
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 4.00%, 06/01/49	235	253,476
International Charter School, 5.00%, 04/15/40	600	658,620

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Suffolk University, 4.00%, 07/01/39	$1,375	$1,507,289
Massachusetts HFA, RB, M/F Housing, Series A, 3.85%, 06/01/46	35	37,579
Massachusetts HFA, Refunding RB, AMT, Series 182, 3.30%, 12/01/28	1,000	1,072,070

		5,775,183

Michigan — 3.3%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	360	386,978
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	900	981,783
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	1,250	1,512,375
State of Michigan Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,150	4,424,481
State of Michigan Housing Development Authority, RB, S/F Housing:
Series A, 4.00%, 06/01/49	875	953,260
Series C, 4.13%, 12/01/38	1,110	1,230,746

		9,489,623

Minnesota — 2.1%
City of Otsego Minnesota, Refunding RB, Kaleidoscope Charter School Project, Series A, 5.00%, 09/01/44	700	738,136
City of Spring Lake Park Michigan, RB, Academy For Higher Learning Project, 5.00%, 06/15/39	1,760	1,912,926
Housing & Redevelopment Authority of The City of Saint Paul Minnesota, RB, Great River School Project, Series A, 5.50%, 07/01/52(a)	305	333,002
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	460	550,813
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,685	1,686,264
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	615	664,243

Security	Par (000)	Value

Minnesota (continued)
Minnesota Housing Finance Agency, RB, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 2.80%, 01/01/44(e)	$310	$312,248

		6,197,632

Mississippi — 0.9%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	639,018
Mississippi Development Bank, RB, CAB, Special Obligation, Hinds Community College District (AGM), 5.00%, 04/01/21(b)	1,910	1,999,923

		2,638,941

Missouri — 2.9%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,429,825
Missouri Housing Development Commission, RB, S/F Housing, First Place Homeownership Loan Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 2.85%, 05/01/50(e)	150	150,036
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/21(b)	500	535,770
A.T. Still University of Health Sciences, 4.25%, 10/01/23(b)	480	537,970
A.T. Still University of Health Sciences, 5.00%, 10/01/23(b)	750	860,783
Heartland Regional Medical Center, 4.13%, 02/15/43	700	727,328
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,699,680
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A:
5.00%, 06/01/42	860	1,041,838
5.00%, 06/01/47	1,230	1,477,353

		8,460,583

Nebraska — 1.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	900	981,729
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	600	688,572

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	$2,535	$2,723,781
4.00%, 01/01/44	600	627,906

		5,021,988

Nevada — 0.6%
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	1,500	1,677,765
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37(a)	125	137,501

		1,815,266

New Hampshire — 0.3%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	505	525,029
Series C, AMT, 4.88%, 11/01/42	220	229,187

		754,216

New Jersey — 8.9%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(g)(h)	1,510	21,518
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,335	1,458,995
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	990	1,141,015
Goethals Bridge Replacement Project (AGM), AMT, 5.13%, 07/01/42	300	335,136
S/F Housing, State House Project, Series B, 4.50%, 06/15/40	1,930	2,202,207
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	160	186,440
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 07/01/21(b)	770	810,656
5.63%, 07/01/21(b)	2,560	2,730,931
5.00%, 07/01/25	500	547,080
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 3.25%, 12/01/39	1,970	2,050,179
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	820	958,055

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	$1,600	$1,016,016
Transportation Program, Series AA, 5.00%, 06/15/38	290	323,776
Transportation Program, Series AA, 5.00%, 06/15/45	1,350	1,522,922
Transportation Program, Series AA, 5.00%, 06/15/46	600	675,882
Transportation System, Series A, 5.50%, 06/15/21(b)	500	531,185
Transportation System, Series A, 5.00%, 06/15/42	395	421,686
Transportation System, Series B, 5.50%, 06/15/31	2,000	2,110,200
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System:
Bond, 4.00%, 12/15/39	820	916,580
Series A, 5.00%, 12/15/36	240	289,010
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,770	5,483,258

		25,732,727

New Mexico — 0.4%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	680	790,228
New Mexico Mortgage Finance Authority, RB, S/F Housing (Ginnie Mae, Fannie Mae & Freddie Mac), 3.00%, 07/01/50(e)	430	434,248

		1,224,476

New York — 3.9%
City of New York Industrial Development Agency, RB, PILOT:
(AMBAC), 5.00%, 01/01/39	1,100	1,102,772
Queens Baseball Stadium (AGC), 6.50%, 01/01/46	300	301,128
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,400	1,413,720
Counties of New York Tobacco Trust VI, Refunding RB, Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	1,000	990,070
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,825	1,826,059

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	$640	$716,621
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,905	1,993,525
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 186th Series, 5.00%, 10/15/36	470	544,692
Consolidated,186th Series, 5.00%, 10/15/44	950	1,091,389
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	1,160	1,260,421

		11,240,397

North Carolina — 0.1%
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System:
4.00%, 01/01/55	155	173,220
(AGM), 4.00%, 01/01/55	110	124,246

		297,466

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	720	760,291

Ohio — 4.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	415	416,830
5.88%, 06/01/47	2,545	2,556,249
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	3,000	3,166,080
County of Butler Port Authority, RB, Series A-1(a):
Storypoint Fairfield Project, 6.25%, 01/15/34	500	548,555
StoryPoint Fairfield Project, 6.38%, 01/15/43	275	299,173
County of Montgomery Ohio, Refunding RB, Premier Health Partner Obligation, 4.00%, 11/15/45	1,050	1,162,402
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	650	737,418

Security	Par (000)	Value

Ohio (continued)
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	$50	$54,765
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	3,010	3,208,479

		12,149,951

Oklahoma — 1.2%
City of Oklahoma Public Property Authority, Refunding RB:
5.00%, 10/01/36	800	939,080
5.00%, 10/01/39	280	326,998
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	420	466,750
Norman Regional Hospital Authority, RB, Norman Regional Hospital Authority, 4.00%, 09/01/45	770	850,704
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/52	680	831,144

		3,414,676

Oregon — 1.5%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	575	656,426
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	620	679,402
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	2,485	2,886,501

		4,222,329

Pennsylvania — 9.1%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/35	575	696,975
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	2,785	3,138,890
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	565	628,353
Delaware River Port Authority, RB, 4.50%, 01/01/32	3,000	3,384,810
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31(d)(i)	500	404,135

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	$1,610	$1,861,595
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	810	859,718
Pennsylvania Housing Finance Agency, RB, S/F Housing:
Series 127-B, 3.88%, 10/01/38	670	728,953
Series 128B, 3.85%, 04/01/38	1,505	1,653,167
Pennsylvania Turnpike Commission, RB:
Series C, 5.00%, 12/01/39	850	991,091
Sub-Series A-1, 5.00%, 12/01/41	2,735	3,204,381
Subordinate, Series A, 4.00%, 12/01/49	710	796,947
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	2,000	2,368,480
School District of Philadelphia, Refunding, GOL, Series F, 5.00%, 09/01/37	800	947,176
State Public School Building Authority, Refunding RB, The School District of Philadelphia Project, Series A, 5.00%, 06/01/34	3,825	4,564,258

		26,228,929

Puerto Rico — 5.8%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	495	503,366
5.63%, 05/15/43	530	538,952
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,145	2,281,808
5.13%, 07/01/37	615	655,756
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	630	642,940
6.00%, 07/01/44	1,140	1,163,427
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	1,362	397,813
Series A-1, 4.75%, 07/01/53	1,751	1,937,394
Series A-1, 5.00%, 07/01/58	5,383	6,045,755

Security	Par (000)	Value

Puerto Rico (continued)
Series A-2, 4.33%, 07/01/40	$734	$796,904
Series A-2, 4.78%, 07/01/58	1,673	1,850,070

		16,814,185

Rhode Island — 3.0%
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	1,845	2,022,212
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	510	538,157
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,126,840
Series B, 4.50%, 06/01/45	2,725	2,863,076
Series B, 5.00%, 06/01/50	2,000	2,156,400

		8,706,685

South Carolina — 1.9%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/38	1,895	2,294,826
South Carolina Jobs-Economic Development Authority, RB, Hilton Head Christian Academy, 5.00%, 01/01/55(a)	755	793,611
State of South Carolina Public Service Authority, RB, Series E, 5.00%, 12/01/48	2,125	2,353,650

		5,442,087

Tennessee — 3.0%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	2,945	3,302,759
City of Johnson Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	1,200	1,294,764
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	971,792
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	1,075	1,278,089

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	$615	$686,672
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	945	1,114,722

		8,648,798

Texas — 9.9%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	3,450	3,933,103
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38(d)	5,000	2,488,250
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(d)	16,780	8,326,572
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	440	548,614
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD)(d):
0.00%, 08/15/24(b)	550	312,059
0.00%, 08/15/35	5,450	3,057,940
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	930	1,055,903
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/23(b)	1,140	1,290,092
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	300	330,813
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/32	2,080	2,274,917
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,075,270
Texas Transportation Commission, RB, First Tier Toll Revenue(d):
0.00%, 08/01/35	420	245,020
0.00%, 08/01/36	235	129,981
0.00%, 08/01/37	305	159,396
0.00%, 08/01/38	315	155,642
0.00%, 08/01/44	1,370	484,035

Security	Par (000)	Value

Texas (continued)
0.00%, 08/01/45	$1,800	$602,712

		28,470,319

Utah — 0.6%
State of Utah Charter School Finance Authority, Refunding RB:
Mountainville Academy, 4.00%, 04/15/42	600	638,568
The Freedom Academy Foundation Project, 5.25%, 06/15/37(a)	205	223,095
The Freedom Academy Foundation Project, 5.38%, 06/15/48(a)	260	277,646
Utah Housing Corp., RB, S/F Housing, Class III, Series D-2 (FHA), 4.00%, 01/01/36	435	476,473

		1,615,782

Vermont — 0.2%
Vermont Student Assistance Corp., RB, AMT, Series A, 4.25%, 06/15/32	455	492,410

Virginia — 1.7%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	780	877,172
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,030	1,037,766
Virginia Small Business Financing Authority, RB, AMT:
95 Express Lanes LLC Project, 5.00%, 07/01/49	585	620,287
Covanta Project, 5.00%, 01/01/48(a)(f)	745	795,340

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	$1,440	$1,591,877

		4,922,442

Washington — 0.3%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	625	745,831

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	730	799,752

Wisconsin — 0.8%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	435	453,970
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
3.20%, 11/01/49	100	103,004
3.38%, 05/01/57	165	170,602
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	1,330	1,534,142

		2,261,718

Total Municipal Bonds — 129.2% (Cost — $327,297,421)		373,047,155

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(j) — 34.2%

California — 0.5%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(k)	$1,182	$1,503,030

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(k)	1,769	2,186,269

Connecticut — 1.6%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,902	4,608,181

District of Columbia — 0.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	2,102	2,320,641

Florida — 1.6%
County of Pinellas Florida School Board, COP, Master Lease Program, Series A, 5.00%, 07/01/41	2,120	2,588,881

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	$1,860	$2,097,689

		4,686,570

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49	1,581	1,708,435

Louisiana — 0.4%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,200	1,316,040

Maine — 0.3%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	719	799,008

Maryland — 1.2%
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	2,760	3,413,706

Massachusetts — 1.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	3,018	3,736,518

Michigan — 1.9%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	2,759	3,129,654
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,142	2,356,843

		5,486,497

Minnesota — 1.9%
State of Minnesota, RB, Series A, 5.00%, 06/01/38	5,000	5,611,649

Nebraska — 0.7%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	1,773	1,907,554

Nevada — 1.0%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	2,311	2,896,856

New Jersey — 1.7%
New Jersey State Turnpike Authority, Refunding RB, Series G, 4.00%, 01/01/43	1,606	1,825,864

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	$2,861	$2,996,027

		4,821,891

New York — 9.0%
City of New York, GO, Refunding, Fiscal 2015, Series B, 4.00%, 08/01/32	1,600	1,772,336
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,650	1,841,301
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(k)	2,145	2,259,135
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013:
Series BB, 4.00%, 06/15/47	6,000	6,387,120
Series CC, 5.00%, 06/15/47	4,000	4,509,746
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(k):
5.75%, 02/15/21(b)	1,083	1,135,615
5.75%, 02/15/47	667	698,596
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,500	4,861,124
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	2,360	2,514,533

		25,979,506

Ohio — 0.7%
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/49(k)	1,800	1,951,380

Pennsylvania — 1.3%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(k)	2,399	2,766,536
Philadelphia Authority for Industrial Development, RB, Childrens Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	914	978,192

		3,744,728

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 1.2%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.55%, 10/01/33	$2,040	$2,242,858
3.95%, 10/01/43	1,100	1,204,346

		3,447,204

Texas — 4.4%
Aldine Independent School District, GO, Refunding (PSF-GTD), 5.00%, 02/15/42	2,609	3,175,289
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,160	2,298,866
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,380	2,645,216
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	1,680	1,889,748
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,409	1,478,029
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	699	753,744
3.75%, 09/01/49	383	413,244

		12,654,136

Security	Par (000)	Value

Virginia — 0.5%
Virginia Housing Development Authority, RB, M/F Housing, Series E, 3.15%, 12/01/49	$1,523	$1,560,608

Washington — 0.8%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	2,213	2,440,309

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.2% (Cost — $92,046,861)		98,780,716

Total Long-Term Investments — 163.4% (Cost — $419,344,282)		471,827,871

	Shares

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(l)(m)	20,323	20,327

Total Short-Term Securities — 0.0% (Cost — $20,327)		20,327

Total Investments — 163.4% (Cost — $419,364,609)		471,848,198

Other Assets Less Liabilities — 0.2%		529,193

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.0)%		(57,700,476)

VMTP Shares at Liquidation Value — (43.6)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$288,776,915

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Non-income producing security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to June 1, 2026 is $7,331,722.

(l)	Annualized 7-day yield as of period end.

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

(m)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	903,538	(883,215)	20,323	$20,327	$9,782	$(215)	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

ISD	Independent School District

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	31	03/20/20	$4,081	$(65,466)
Long U.S. Treasury Bond	80	03/20/20	13,083	(363,005)
5-Year U.S. Treasury Note	22	03/31/20	2,647	(29,930)

				$(458,401)

12

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$471,827,871		$—	$471,827,871
Short-Term Securities	20,327	—		—	20,327

	$20,327	471,827,871	$		$471,848,198

Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(458,401)	$—		$—	$(458,401)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(57,522,385)	$—	$(57,522,385)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

	$—	$(183,422,385)	$—	$(183,422,385)

13